SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable (Details) - USD ($)		12 Months Ended
	Jun. 09, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance rollforward
Balance at beginning of year		$ 1,545,000	$ 1,528,000
Provision		211,696	54,939	$ 618,786
Write-offs		(105,000)	(38,000)
Balance at end of year		1,652,000	1,545,000	$ 1,528,000
Unbilled receivables, current		$ 615,000	$ 1,860,000
Estimated residual value	$ 1,085,000
Asset impairment	2,500,000
Insurance receivable	$ 2,500,000